Document and Entity Information	Dec. 09, 2021	Oct. 26, 2021	Feb. 09, 2021
Document and Entity Information
Document Type	8-K
Entity Registrant Name	NCR CORP
Entity File Number	001-00395
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	937
Local Phone Number	445-1936
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NCR
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key			0000070866
Amendment Flag			false
Document Period End Date	Dec. 09, 2021